Stock Options (Tables)	9 Months Ended
Sep. 30, 2012
Stock Options and Warrants [Abstract]
Summary of Stock Option Activity
	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) As At	Aggregate Intrinsic value As At
Outstanding and exercisable at December 31, 2011	9,050,000	0.110	4.28	36,500
Forfeited during quarter March 31, 2012	(200,000)	0.260	-	-
Granted during quarter March 31, 2012	1,600,000	0.050	-	-
Outstanding and exercisable at March, 31, 2012	10,450,000	0.090	4.21	42,000
Granted during quarter June 30, 2012	200,000	0.065	-	-
Outstanding and exercisable at June, 30, 2012	10,650,000	0.097	3.97	34,125
Forfeited during quarter September 30, 2012	(1,000,000)	0.260	-	-
Granted during quarter September 30, 2012	-	-	-	-
Outstanding and exercisable at September, 30, 2012	9,650,000	0.080	3.74	52,500